UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23147
First Trust Exchange-Traded Fund VIII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Active Global
Quality Income ETF
AGQI | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the First Trust Active Global Quality Income ETF (the “Fund”) for the year of December 1, 2023 to November 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AGQI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Global Quality Income ETF	$241	2.27%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.96% for the 12 months ended November 30, 2024. The Fund underperformed its benchmark, the MSCI ACWI High Dividend Yield Index, which returned 16.87% for the same Period.
This underperformance was driven by the Fund’s overweight exposure in Europe which lagged during the Period, as well as an underweight position in the Financials sector which was a strong performer during the Period.
  Investments in the Industrials sector contributed positively to relative performance during the Period. Companies such as nVent Electric PLC and Schneider Electric SE benefited from the high investment in datacenters and new semiconductor facilities, leading the shares to outperform.
  The holdings in technology companies TSMC and Oracle Corp. also delivered strong returns, as both are seen as beneficiaries of the large investments being made to develop artificial intelligence. Other technology holdings in the Fund, however, such as Korean conglomerate Samsung Electronics Co., Ltd. and Japanese equipment maker Tokyo Electron, Ltd. detracted from performance as the environment for consumer electronics remained weak.
  The Fund carried a lower weight in the Financials sector during the Period, causing it to lag the sharp rally in this segment of the market. Holdings such as Bank of America Corp. performed well but the relative sector weight led to the Fund’s underperformance.
  Detractors to performance also included holdings in the Energy sector such as Shell PLC and TotalEnergies SE. The increased supply of oil depressed the price for the commodity during the Period causing these holdings to underperform the overall market.
FUND PERFORMANCE (September 24, 2015 to November 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of November 30, 2024)	1 Year	5 Year	Since Inception (9/24/15)
First Trust Active Global Quality Income ETF	11.96%	3.78%	4.12%
MSCI ACWI High Dividend Yield Index	16.87%	6.45%	8.29%
MSCI ACWI Index	26.12%	11.36%	11.24%
MSCI Europe Index	9.55%	6.23%	6.49%
On November 21, 2023, the Fund acquired the assets and adopted the financial and performance history of First Trust Dynamic Europe Equity Income Fund (FDEU), a closed-end management investment company, which had an inception date of September 24, 2015.
Visit www.ftportfolios.com/etf/AGQI for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$57,981,209
Total number of portfolio holdings	32
Total advisory fee paid	$609,481
Portfolio turnover rate	50%
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
RELX PLC	5.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%
nVent Electric PLC	4.6%
Microsoft Corp.	4.6%
Sanofi S.A.	4.0%
TotalEnergies SE	3.9%
Coca-Cola (The) Co.	3.8%
Unilever PLC	3.6%
Schneider Electric SE	3.5%
Sony Group Corp.	3.5%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/AGQI or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended November 30, 2024, the Fund incurred extraordinary legal and tax expenses resulting in a net expense ratio of 2.27%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/AGQI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

FT Energy Income Partners Enhanced Income ETF
EIPI | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the FT Energy Income Partners Enhanced Income ETF (the “Fund”) for the year of December 1, 2023 to November 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EIPI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Energy Income Partners Enhanced Income ETF	$166(1)	1.45%(1)
(1)
Includes costs from the First Trust Energy Infrastructure Fund (“FIF”) for the period December 1, 2023 to May 3, 2024. After FIF reorganized into the Fund, the Fund began charging an annual unitary management fee of 1.10%.

HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 29.00% for the 12 months ended November 30, 2024.  The Fund outperformed its benchmark, the S&P Global 1200 Energy Index, which returned 11.08% for the same Period.
This outperformance of the Fund relative to the benchmark was attributable to overweight positions in natural gas pipeline companies, pipeline master limited partnerships, and electric utilities that outperformed the benchmark and are either underweight or not included in the benchmark. Underweight positions in cyclical energy companies such as oil and gas producers, in addition to integrated oil companies, relative to the benchmark, also contributed to the Fund’s relative performance. The Fund tends to be overweight companies that have more stable and growing earnings, such as pipeline and utility companies, relative to the benchmark, while the benchmark tends to be overweight cyclical energy companies such as oil and gas producers and integrated oil companies.
The Fund posted positive returns for the Period as earnings growth and multiple expansion benefited the pipeline companies in the Fund’s portfolio. This was partially offset by multiple contractions of some renewable developers and some integrated oil companies in the Fund. Selling covered calls had a negative impact on the performance of the Fund which was partially offset by the premiums collected over the Period.
Top Contributors:
  ONEOK, Inc.
  Enterprise Products Partners, L.P.
  Kinder Morgan, Inc.
  Energy Transfer, L.P.
  DT Midstream, Inc.

Top Detractors:
  TotalEnergies SE
  The AES Corp.
  BP PLC
  NextEra Energy Partners, L.P.
  Schlumberger N.V.
FUND PERFORMANCE (November 30, 2014 to November 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of November 30, 2024)	1 Year	5 Year	10 Year
FT Energy Income Partners Enhanced Income ETF	29.00%	11.95%	5.55%
S&P Global 1200 Energy Index	11.08%	12.50%	5.74%
PHLX Utility Sector Index	33.36%	8.56%	9.47%
Alerian MLP Total Return Index	31.13%	19.23%	3.84%
Blended Index(1)	33.10%	15.96%	8.00%
S&P 500® Index	33.89%	15.77%	13.35%
(1)
The Blended Index consists of the following: PHLX Utility Sector Index (50%) and Alerian MLP Total Return Index (50%). The Blended Index reflects the diverse allocation of companies engaged in the energy infrastructure sector in the Fund’s portfolio. The indices do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.

Effective May 6, 2024, the Fund acquired all of the assets, subject to the liabilities, of First Trust Energy Income and Growth Fund, First Trust MLP and Energy Income Fund, First Trust New Opportunities MLP & Energy Fund and First Trust Energy Infrastructure Fund, each a closed-end investment management company. The Fund has assumed the performance history of First Trust Energy Infrastructure Fund, which had an inception date of September 27, 2011.
Visit www.ftportfolios.com/etf/EIPI for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$1,005,320,882
Total number of portfolio holdings	104
Total advisory fee paid	$7,586,987
Portfolio turnover rate	114%
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Enterprise Products Partners, L.P.	8.6%
ONEOK, Inc.	6.3%
Energy Transfer, L.P.	5.7%
MPLX, L.P.	4.4%
Kinder Morgan, Inc.	4.1%
DT Midstream, Inc.	3.7%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	3.4%
Williams (The) Cos., Inc.	3.3%
Plains GP Holdings, L.P., Class A	3.2%
Public Service Enterprise Group, Inc.	3.1%
Industry Allocation
Any amount shown as 0.0% represents less than 0.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EIPI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded Fund VIII (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $25,500 for the fiscal year ended 2023 and $51,200 for the fiscal year ended 2024.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $26,576 for the fiscal year ended 2023 and $197,761 for the fiscal year ended 2024.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor and distributor were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2023 were $26,576 for the Registrant, $44,000 for the Registrant’s investment advisor and $0 for the Registrant’s distributor; and for the fiscal year ended 2024 were $197,761 for the Registrant, $28,080 for the Registrant’s investment advisor and $32,400 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statements required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and Other Information
For the Year Ended November 30, 2024

First Trust Exchange-Traded Fund VIII

First Trust Active Global Quality Income ETF (AGQI)
Janus Henderson Investors US LLC

Table of Contents
First Trust Active Global Quality Income ETF (AGQI)
Annual Financial Statements and Other Information
November 30, 2024
Performance and Risk Disclosure
There is no assurance that First Trust Active Global Quality Income ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments
November 30, 2024

Shares	Description	Value
COMMON STOCKS (a) — 98.2%
	Aerospace & Defense — 2.9%
105,665	BAE Systems PLC (GBP)	$1,649,734
	Banks — 3.1%
37,802	Bank of America Corp.	1,795,973
	Beverages — 3.7%
33,831	Coca-Cola (The) Co.	2,167,891
	Diversified Telecommunication Services — 5.6%
93,465	TELUS Corp. (CAD)	1,455,331
39,917	Verizon Communications, Inc.	1,769,920
		3,225,251
	Electric Utilities — 3.1%
126,208	Iberdrola S.A. (EUR)	1,799,161
	Electrical Equipment — 8.0%
33,841	nVent Electric PLC	2,650,089
7,813	Schneider Electric SE (EUR)	2,010,425
		4,660,514
	Electronic Equipment, Instruments & Components — 3.1%
11,660	TE Connectivity PLC	1,762,059
	Health Care Equipment & Supplies — 3.3%
22,291	Medtronic PLC	1,929,063
	Household Durables — 3.5%
99,650	Sony Group Corp. (JPY)	2,002,791
	Household Products — 2.9%
9,478	Procter & Gamble (The) Co.	1,699,026
	Industrial Conglomerates — 4.8%
6,257	Honeywell International, Inc.	1,457,443
6,895	Siemens AG (EUR)	1,334,554
		2,791,997
	Insurance — 8.3%
154,129	AIA Group Ltd. (HKD)	1,152,005
54,871	AXA S.A. (EUR)	1,912,338
64,055	Dai-ichi Life Holdings, Inc. (JPY)	1,734,364
		4,798,707
	Metals & Mining — 2.3%
21,491	Rio Tinto PLC (GBP)	1,349,939
	Oil, Gas & Consumable Fuels — 3.9%
38,681	TotalEnergies SE (EUR)	2,246,956
	Personal Care Products — 3.5%
34,061	Unilever PLC (EUR)	2,036,533
Shares	Description	Value

	Pharmaceuticals — 5.3%
7,640	Novo Nordisk A/S, Class B (DKK)	$819,834
23,335	Sanofi S.A. (EUR)	2,270,865
		3,090,699
	Professional Services — 5.0%
61,465	RELX PLC (GBP)	2,897,706
	Semiconductors & Semiconductor Equipment — 7.1%
94,290	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	2,891,138
8,000	Tokyo Electron, Ltd. (JPY)	1,246,399
		4,137,537
	Software — 7.6%
6,157	Microsoft Corp.	2,607,243
9,718	Oracle Corp.	1,796,275
		4,403,518
	Specialized REITs — 2.7%
7,467	American Tower Corp.	1,560,603
	Specialty Retail — 3.4%
4,642	Home Depot (The), Inc.	1,992,022
	Technology Hardware, Storage & Peripherals — 2.6%
45,961	Samsung Electronics Co., Ltd. (Preference Shares) (KRW)	1,522,095
	Textiles, Apparel & Luxury Goods — 2.5%
10,256	Cie Financiere Richemont S.A., Class A (CHF)	1,428,471
	Total Common Stocks	56,948,246
	(Cost $51,308,652)
MONEY MARKET FUNDS — 0.5%
260,331	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (b)	260,331
	(Cost $260,331)

	Total Investments — 98.7%	57,208,577
	(Cost $51,568,983)
	Net Other Assets and Liabilities — 1.3%	772,632
	Net Assets — 100.0%	$57,981,209

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Rate shown reflects yield as of November 30, 2024.

See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments (Continued)
November 30, 2024
Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
REITs	– Real Estate Investment Trusts
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	41.0%
EUR	23.8
GBP	10.3
JPY	8.7
TWD	5.1
KRW	2.7
CAD	2.5
CHF	2.5
HKD	2.0
DKK	1.4
Total	100.0%

Country Allocation†	% of Net Assets
United States	29.5%
France	14.6
United Kingdom	13.7
Ireland	10.9
Japan	8.6
Taiwan	5.0
Spain	3.1
South Korea	2.6
Canada	2.5
Switzerland	2.5
Germany	2.3
Hong Kong	2.0
Denmark	1.4
Total Investments	98.7
Net Other Assets and Liabilities	1.3
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 56,948,246	$ 56,948,246	$ —	$ —
Money Market Funds	260,331	260,331	—	—
Total Investments	$57,208,577	$57,208,577	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Statement of Assets and Liabilities
November 30, 2024

ASSETS:
Investments, at value	$57,208,577
Cash	30,118
Foreign currency, at value	144
Due from authorized participant	2,077,144
Receivables:
Reclaims	1,330,366
Investment securities sold	447,638
Dividends	125,893
Total Assets	61,219,880

LIABILITIES:
Payables:
Capital shares redeemed	2,805,418
Tax expense	391,123
Investment advisory fees	42,130
Total Liabilities	3,238,671
NET ASSETS	$57,981,209

NET ASSETS consist of:
Paid-in capital	$129,357,342
Par value	41,319
Accumulated distributable earnings (loss)	(71,417,452)
NET ASSETS	$57,981,209
NET ASSET VALUE, per share	$14.03
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,131,908
Investments, at cost	$51,568,983
Foreign currency, at cost (proceeds)	$144
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Statement of Operations
For the Year Ended November 30, 2024

INVESTMENT INCOME:
Dividends	$2,407,412
Foreign withholding tax	(87,083)
Total investment income	2,320,329

EXPENSES:
Legal fees	625,297
Investment advisory fees	609,481
Tax expense	391,123
Total expenses	1,625,901
NET INVESTMENT INCOME (LOSS)	694,428

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,319,090
In-kind redemptions	5,353,969
Foreign currency transactions	2,077
Net realized gain (loss)	6,675,136
Net change in unrealized appreciation (depreciation) on:
Investments	1,839,632
Foreign currency translation	(69,211)
Net change in unrealized appreciation (depreciation)	1,770,421
NET REALIZED AND UNREALIZED GAIN (LOSS)	8,445,557
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,139,985
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Statements of Changes in Net Assets

	Year Ended 11/30/2024	Period Ended 11/30/2023 (a)	Year Ended 12/31/2022
OPERATIONS:
Net investment income (loss)	$694,428	$5,969,977	$9,713,312
Net realized gain (loss)	6,675,136	(32,980,275)	(1,143,745)
Net change in unrealized appreciation (depreciation)	1,770,421	39,053,528	(35,202,503)
Net increase (decrease) in net assets resulting from operations	9,139,985	12,043,230	(26,632,936)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,461,129)	(13,268,569)	(8,839,335)
Return of capital	—	—	(3,567,639)
Total distributions to shareholders	(1,461,129)	(13,268,569)	(12,406,974)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	—	—
Cost of shares redeemed	(63,348,875)	(106,961,611)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(63,348,875)	(106,961,611)	—
Total increase (decrease) in net assets	(55,670,019)	(108,186,950)	(39,039,910)

NET ASSETS:
Beginning of period	113,651,228	221,838,178	260,878,088
End of period	$57,981,209	$113,651,228	$221,838,178

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	8,881,908	17,231,908	17,231,908
Shares sold	—	—	—
Shares redeemed	(4,750,000)	(8,350,000)	—
Shares outstanding, end of period	4,131,908	8,881,908	17,231,908

(a)	Results for periods prior to November 21, 2023 are for First Trust Dynamic Europe Equity Income Fund. See Note 4 in the Notes to Financial Statements.
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Financial Highlights
For a share outstanding throughout each period

	Year Ended 11/30/24	Period Ended 11/30/23 (a)	Year Ended December 31,
			2022 (a)	2021 (a)	2020 (a)	2019 (a)
Net asset value, beginning of period	$12.80	$12.87	$15.14	$13.67	$16.18	$14.66
Income from investment operations:
Net investment income (loss)	0.14 (b)	0.35 (b)	0.56	0.62	0.35	0.82
Net realized and unrealized gain (loss)	1.39	0.35	(2.11)	1.57	(1.90)	2.15
Total from investment operations	1.53	0.70	(1.55)	2.19	(1.55)	2.97
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.77)	(0.51)	(0.70)	(0.41)	(1.08)
Return of capital	—	—	(0.21)	(0.02)	(0.55)	(0.37)
Total distributions	(0.30)	(0.77)	(0.72)	(0.72)	(0.96)	(1.45)
Net asset value, end of period	$14.03	$12.80	$12.87	$15.14	$13.67	$16.18
Total return (c)	11.96%	5.67%	(9.56)%	17.01%	(7.79)%	22.24%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$57,981	$113,651	$221,838	$260,878	$235,505	$278,738
Ratio of total expenses to average net assets	2.27% (d)	3.46% (e)	2.32%	1.93%	2.15%	1.99%
Ratio of net expenses to average net assets excluding interest expense	2.27% (d)	2.05% (e)	1.69%	1.64%	1.71%	1.69%
Ratio of net investment income (loss) to average net assets	0.97%	2.84% (e)	4.26%	4.23%	2.82%	5.37%
Portfolio turnover rate (f)	50%	77%	22%	33%	43%	64%

Indebtedness:
Total loans outstanding (in 000’s)	$—	$—	$73,139	$75,882	$79,232	$100,524
Asset coverage per $1,000 of indebtedness (g)	$—	$—	$4,033	$4,438	$3,972	$3,773

(a)	Results for periods prior to November 21, 2023 are for First Trust Dynamic Europe Equity Income Fund. See Note 4 in the Notes to Financial Statements.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Prior to November 21, 2023, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment
Plan of First Trust Dynamic Europe Equity Income Fund. See Note 4 in the Notes to Financial Statements. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary legal fees and tax expense. If the legal and tax expenses were not included, the expense ratio would have been 0.85%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)	Calculated by subtracting the Fund’s total liabilities (not including the loans outstanding) from the Fund’s total assets, and dividing by the outstanding loans balance in 000’s.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Active Global Quality Income ETF (AGQI)
November 30, 2024

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Active Global Quality Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “AGQI” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks income with the potential for capital growth over the long-term. Under normal market conditions, the Fund seeks to invest primarily in income-producing equity securities. Such equity securities may include common stock, depositary receipts (including American Depositary Receipts and Global Depositary Receipts), preferred securities and real estate investment trusts. The Fund invests in U.S. and non-U.S. issuers and will typically invest at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
November 30, 2024
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
November 30, 2024
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of November 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
November 30, 2024
The tax character of distributions paid during the fiscal year ended November 30, 2024, fiscal period ended November 30, 2023 and fiscal year ended December 31, 2022 was as follows:

Distributions paid from:	2024	2023*	2022
Ordinary income	$1,461,129	$13,268,569	$8,839,335
Capital gains	—	—	—
Return of capital	—	—	3,567,639

*
The tax character of distributions for 2023 is for the fiscal period January 1, 2023 to November 30, 2023. Results for periods prior to November 21, 2023 are for First Trust Dynamic Europe Equity Income Fund (“FDEU”). See Note 4.

As of November 30, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(77,058,845)
Net unrealized appreciation (depreciation)	5,641,393
E. Income and Other Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, the taxable period ended 2023, and the taxable year ended 2024 remain open to federal and state audit. As of November 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
During the taxable year ending 2024, the Fund incurred tax expense in the amount of $391,123 shown as “Tax expense” on the Statement of Operations. This tax expense resulted from entering into an IRS closing agreement pursuant to IRS Notice 2016-10 for a European Union discriminatory refund received during the fiscal year ended November 30, 2024.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At November 30, 2024, for federal income tax purposes, the Fund had $77,058,845 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the fiscal year ended November 30, 2024, the Fund utilized $1,355,008 of non-expiring capital loss carryforwards.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended November 30, 2024, the adjustments for the Fund were as follows:

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
November 30, 2024
Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
$766,701	$(5,304,404)	$4,537,703
As of November 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$51,573,325	$7,879,196	$(2,243,944)	$5,635,252
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
Janus Henderson Investors US LLC (“Janus Henderson”) serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Janus Henderson, First Trust will supervise Janus Henderson and its management of the investment of the Fund’s assets and will pay Janus Henderson for its services as the Fund’s sub-advisor a sub-advisory fee equal to 50% the monthly unitary management fee paid to the Advisor, less Janus Henderson’s 50% share of the Fund’s expenses for that month.
During the fiscal year ended November 30, 2024, the Fund incurred extraordinary legal expenses due to litigation against the Fund. The extraordinary legal expenses incurred caused the expense ratio to be higher than the annual unitary management fee of 0.85%. If the legal expenses had not been included, the expense ratio would have been 0.85%.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
November 30, 2024
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Reorganization
On March 22, 2023, the Board of Trustees of FDEU, a closed-end management investment company, managed by First Trust and sub-advised by Janus Henderson, approved a reorganization into AGQI, an actively managed exchange-traded fund managed by First Trust and sub-advised by Janus Henderson. The reorganization was completed on November 21, 2023.
Under the terms of the reorganization, which was tax-free, the assets of FDEU were transferred to, and the liabilities of FDEU were assumed by, AGQI. The shareholders of FDEU received shares of AGQI with a value equal to the aggregate net asset value of the shares of FDEU held by them.
FDEU’s fiscal year end was December 31, and effective the date of the reorganization, the fiscal year end for AGQI is November 30.
5. Purchases and Sales of Securities
For the fiscal year ended November 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $35,644,264 and $39,808,400, respectively.
For the fiscal year ended November 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales were $0 and $60,386,603, respectively.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs,

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
November 30, 2024
transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2025.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VIII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of First Trust Active Global Quality Income ETF (the “Fund”), one of the funds constituting the First Trust Exchange-Traded Fund VIII, as of November 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for the year ended November 30, 2024, for the period from January 1, 2023, through November 30, 2023, and for the year ended December 31, 2022, and the financial highlights for the year ended November 30, 2024, for the period from January 1, 2023 through November 30, 2023, and for the years ended December 31, 2022, 2021, 2020, and 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for the year ended November 30, 2024, for the period from January 1, 2023, through November 30, 2023, and for the year ended December 31, 2022, and the financial highlights for the year ended November 30, 2024, for the period from January 1, 2023 through November 30, 2023, and for the years ended December 31, 2022, 2021, 2020, and 2019, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
January 23, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Active Global Quality Income ETF (AGQI)
November 30, 2024 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the fiscal year ended November 30, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the fiscal year ended November 30, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including First Trust Active Global Quality Income ETF (the “Fund”), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2023, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Fund is $132,190. This figure is comprised of $5,815 paid (or to be paid) in fixed compensation and $126,375 paid (or to be paid) in variable compensation. There were a total of 26 beneficiaries of the remuneration described above. Those amounts include $66,035 paid (or to be paid) to senior management of First Trust Advisors L.P. and $66,155 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Fund (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Fund.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.

Other Information (Continued)
First Trust Active Global Quality Income ETF (AGQI)
November 30, 2024 (Unaudited)
Federal Tax Information
For the taxable year ended November 30, 2024, the following percentages of income dividends paid by the Fund qualify for the dividends received deduction available to corporations and are hereby designated as qualified dividend income:

Dividends Received Deduction	Qualified Dividend Income
32.81%	100.00%

Annual Financial Statements and Other Information
For the Year Ended November 30, 2024

First Trust Exchange-Traded Fund VIII

FT Energy Income Partners Enhanced Income ETF (EIPI)

Table of Contents
FT Energy Income Partners Enhanced Income ETF (EIPI)
Annual Financial Statements and Other Information
November 30, 2024
Performance and Risk Disclosure
There is no assurance that FT Energy Income Partners Enhanced Income ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments
November 30, 2024

Shares	Description	Value
COMMON STOCKS (a) — 67.5%
	Construction & Engineering — 1.4%
48,878	Fluor Corp. (b)	$2,743,522
32,429	Quanta Services, Inc. (c)	11,172,439
		13,915,961
	Electric Utilities — 9.2%
200,844	American Electric Power Co., Inc. (c)	20,056,282
4,810	Constellation Energy Corp.	1,234,054
93,442	Duke Energy Corp. (c)	10,937,386
39,188	Entergy Corp. (c)	6,119,990
84,850	Evergy, Inc.	5,483,855
84,747	Fortis, Inc. (CAD)	3,788,661
17,000	IDACORP, Inc.	2,013,990
170,315	NextEra Energy, Inc. (c)	13,398,681
398,018	PPL Corp. (c)	13,902,769
102,919	Southern (The) Co. (c)	9,173,170
91,310	Xcel Energy, Inc. (c)	6,625,454
		92,734,292
	Energy Equipment & Services — 2.8%
215,496	Archrock, Inc. (c)	5,521,007
270,702	Halliburton Co. (c)	8,624,566
62,210	Helmerich & Payne, Inc. (c)	2,154,332
224,981	NOV, Inc. (c)	3,604,196
188,954	Schlumberger N.V. (c)	8,302,639
		28,206,740
	Gas Utilities — 2.9%
92,643	AltaGas Ltd. (CAD)	2,265,702
11,109	Atmos Energy Corp.	1,681,014
225,491	National Fuel Gas Co.	14,424,659
100,854	ONE Gas, Inc.	7,863,586
93,872	UGI Corp.	2,850,893
		29,085,854
	Independent Power and Renewable Electricity Producers — 2.1%
682,581	AES (The) Corp. (c)	8,900,856
283,063	Clearway Energy, Inc., Class A	7,871,982
28,578	Vistra Corp. (c)	4,567,908
		21,340,746
	Multi-Utilities — 9.8%
30,540	Ameren Corp. (c)	2,882,671
222,819	Atco Ltd., Class I (CAD)	7,820,668
239,275	CenterPoint Energy, Inc.	7,805,150
65,963	CMS Energy Corp.	4,598,281
90,607	Dominion Energy, Inc. (c)	5,323,161
94,153	DTE Energy Co.	11,842,564
334,476	Public Service Enterprise Group, Inc. (c)	31,541,087
280,589	Sempra	26,282,772
6,166	WEC Energy Group, Inc.	623,074
		98,719,428
	Oil, Gas & Consumable Fuels — 39.0%
480,422	BP PLC, ADR (c)	14,081,169
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
November 30, 2024
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
111,712	Cheniere Energy, Inc. (c)	$25,024,605
351,279	DT Midstream, Inc.	37,277,727
574,046	Enbridge, Inc. (c)	24,902,115
262,391	EQT Corp.	11,923,047
233,137	Exxon Mobil Corp. (c)	27,500,840
69,548	Imperial Oil Ltd. (CAD)	5,150,839
244,409	Keyera Corp. (CAD)	8,059,972
1,465,405	Kinder Morgan, Inc. (c)	41,426,999
563,558	ONEOK, Inc. (c)	64,020,189
424,721	Shell PLC, ADR (c)	27,496,438
58,036	South Bow Corp. (b)	1,511,838
129,235	Targa Resources Corp.	26,402,710
265,290	TC Energy Corp.	12,980,640
531,135	TotalEnergies SE, ADR (c)	30,800,519
579,330	Williams (The) Cos., Inc. (c)	33,902,392
		392,462,039
	Water Utilities — 0.3%
63,607	Essential Utilities, Inc. (c)	2,546,188
	Total Common Stocks	679,011,248
	(Cost $606,310,229)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 30.4%
	Chemicals — 0.9%
388,819	Westlake Chemical Partners, L.P.	9,242,228
	Energy Equipment & Services — 0.3%
120,542	USA Compression Partners, L.P.	2,891,803
	Independent Power and Renewable Electricity Producers — 0.8%
458,603	NextEra Energy Partners, L.P. (c) (d)	8,011,794
	Oil, Gas & Consumable Fuels — 28.4%
471,348	Cheniere Energy Partners, L.P.	27,456,021
2,941,420	Energy Transfer, L.P. (c)	58,416,601
2,551,056	Enterprise Products Partners, L.P. (c)	87,832,858
297,346	Hess Midstream, L.P., Class A (c) (d)	11,269,413
873,478	MPLX, L.P. (c)	45,123,874
622,203	Plains All American Pipeline, L.P. (c)	11,616,530
1,605,926	Plains GP Holdings, L.P., Class A (c) (d)	32,150,639
138,776	Sunoco, L.P. (c)	7,835,293
186,483	TXO Partners, L.P.	3,308,208
		285,009,437
	Total Master Limited Partnerships	305,155,262
	(Cost $251,548,453)

See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
November 30, 2024
Shares	Description	Value
MONEY MARKET FUNDS — 3.4%
34,350,911	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.51% (e)	$34,350,911
	(Cost $34,350,911)
	Total Investments — 101.3%	1,018,517,421
	(Cost $892,209,593)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (2.5)%
(4,917)	AES (The) Corp.	$(6,411,768)	$15.00	02/21/25	(221,265)
(227)	Ameren Corp.	(2,142,653)	90.00	12/20/24	(113,500)
(1,611)	American Electric Power Co., Inc.	(16,087,446)	100.00	12/20/24	(289,980)
(561)	Archrock, Inc.	(1,437,282)	22.50	12/20/24	(179,520)
(3,855)	BP PLC	(11,299,005)	31.00	02/21/25	(327,675)
(901)	Cheniere Energy, Inc.	(20,183,301)	185.00	12/20/24	(3,653,555)
(727)	Dominion Energy, Inc.	(4,271,125)	60.00	01/17/25	(83,605)
(753)	Duke Energy Corp.	(8,813,865)	125.00	01/17/25	(33,885)
(2,448)	Enbridge, Inc.	(10,619,424)	42.50	01/17/25	(452,880)
(9,285)	Energy Transfer, L.P.	(18,440,010)	17.00	12/20/24	(2,720,505)
(7,425)	Energy Transfer, L.P.	(14,746,050)	17.00	01/17/25	(2,227,500)
(314)	Entergy Corp.	(4,903,738)	160.00	01/17/25	(89,490)
(821)	Enterprise Products Partners, L.P.	(2,826,703)	30.00	01/17/25	(392,438)
(3,819)	Enterprise Products Partners, L.P.	(13,148,817)	31.00	01/17/25	(1,439,763)
(285)	Essential Utilities, Inc.	(1,140,855)	40.00	12/20/24	(23,513)
(1,870)	Exxon Mobil Corp.	(22,058,520)	125.00	12/20/24	(71,060)
(2,172)	Halliburton Co.	(6,919,992)	33.00	01/17/25	(162,900)
(499)	Helmerich & Payne, Inc.	(1,728,037)	37.50	12/20/24	(31,187)
(1,393)	Hess Midstream, L.P. (f)	(5,279,470)	37.00	12/20/24	(125,370)
(11,820)	Kinder Morgan, Inc.	(33,415,140)	26.00	12/20/24	(2,872,260)
(2,785)	MPLX, L.P.	(14,387,310)	50.00	01/17/25	(712,960)
(1,058)	NextEra Energy Partners, L.P. (f) (g)	(1,848,326)	27.00	12/20/24	(1,058)
(621)	NextEra Energy Partners, L.P. (f) (g)	(1,084,887)	28.00	01/17/25	(2,484)
(1,366)	NextEra Energy, Inc.	(10,746,322)	80.00	01/17/25	(342,866)
(1,805)	NOV, Inc.	(2,891,610)	18.00	01/17/25	(45,125)
(3,886)	ONEOK, Inc.	(44,144,960)	100.00	12/20/24	(5,479,260)
(2,987)	Plains All American Pipeline, L.P.	(5,576,729)	18.00	12/20/24	(268,830)
(1,283)	Plains GP Holdings, L.P.	(2,568,566)	20.00	01/17/25	(78,263)
(3,210)	PPL Corp.	(11,212,530)	34.00	12/20/24	(321,000)
(2,778)	Public Service Enterprise Group, Inc.	(26,196,540)	92.50	12/20/24	(638,940)
(260)	Quanta Services, Inc.	(8,957,520)	360.00	12/20/24	(102,700)
(1,516)	Schlumberger, N.V.	(6,661,304)	46.00	12/20/24	(54,576)
(3,408)	Shell PLC	(22,063,392)	70.00	01/17/25	(92,016)
(825)	Southern (The) Co.	(7,353,225)	92.50	02/21/25	(127,875)
(576)	Sunoco, L.P.	(3,252,096)	55.00	01/17/25	(99,072)
(3,137)	TotalEnergies SE (f)	(18,191,463)	75.00	01/17/25	(62,740)
(229)	Vistra Corp.	(3,660,336)	170.00	01/17/25	(226,710)
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
November 30, 2024
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(4,649)	Williams (The) Cos., Inc.	$(27,205,948)	$60.00	01/17/25	$(581,125)
(827)	Xcel Energy, Inc.	(6,000,712)	70.00	12/20/24	(253,062)
	Total Written Options				(25,002,513)
	(Premiums received $7,060,974)
	Net Other Assets and Liabilities — 1.2%				11,805,974
	Net Assets — 100.0%				$1,005,320,882

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	All or a portion of this security’s position represents cover for outstanding options written.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of November 30, 2024.
(f)
This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
November 30, 2024, investments noted as such are valued at $(191,652) or (0.0)% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$679,011,248	$679,011,248	$—	$—
Master Limited Partnerships*	305,155,262	305,155,262	—	—
Money Market Funds	34,350,911	34,350,911	—	—
Total Investments	$1,018,517,421	$1,018,517,421	$—	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(25,002,513)	$(20,181,446)	$(4,817,525)	$(3,542)

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Statement of Assets and Liabilities
November 30, 2024

ASSETS:
Investments, at value	$1,018,517,421
Receivables:
Income taxes	6,468,112
Investment securities sold	4,272,135
Dividends	1,865,417
Reclaims	356,285
Total Assets	1,031,479,370

LIABILITIES:
Options contracts written, at value	25,002,513
Payables:
Investment advisory fees	877,011
Conversion expense	143,876
Other liabilities	135,088
Total Liabilities	26,158,488
NET ASSETS	$1,005,320,882

NET ASSETS consist of:
Paid-in capital	$861,399,353
Par value	481,856
Accumulated distributable earnings (loss)	143,439,673
NET ASSETS	$1,005,320,882
NET ASSET VALUE, per share	$20.86
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	48,185,552
Investments, at cost	$892,209,593
Premiums received on options contracts written	$7,060,974
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Statement of Operations
For the Year Ended November 30, 2024

INVESTMENT INCOME:
Dividends	$21,117,303
Interest	281,653
Foreign withholding tax	(502,249)
Total investment income	20,896,707

EXPENSES:
Investment advisory fees	7,586,987
Interest and fees on loans	1,769,600
Excise tax expense	257,000
Accounting and administration fees	68,236
Legal fees	68,141
Shareholder reporting fees	51,063
Trustees’ fees and expenses	14,900
Audit and tax fees	13,707
Custodian fees	9,218
Transfer agent fees	9,212
Conversion expense	(76,725)
Other expenses	14,559
Total expenses	9,785,898
NET INVESTMENT INCOME (LOSS)	11,110,809

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	38,085,938
In-kind redemptions	58,036,895
Written options contracts	11,342,319
Swap contracts	969,218
Foreign currency transactions	(46,898)
Net realized gain (loss)	108,387,472
Net change in unrealized appreciation (depreciation) on:
Investments	94,635,497
Written options contracts	(17,788,418)
Swap contracts	(883,578)
Foreign currency translation	(1,040)
Net change in unrealized appreciation (depreciation)	75,962,461
NET REALIZED AND UNREALIZED GAIN (LOSS)	184,349,933
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$195,460,742
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Statements of Changes in Net Assets

	Year Ended 11/30/2024 (a)	Year Ended 11/30/2023
OPERATIONS:
Net investment income (loss)	$11,110,809	$(233,963)
Net realized gain (loss)	108,387,472	27,612,456
Net change in unrealized appreciation (depreciation)	75,962,461	(16,434,674)
Net increase (decrease) in net assets resulting from operations	195,460,742	10,943,819

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(54,401,533)	(16,591,754)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,700,143	—
Proceeds from shares acquired through reorganizations	947,783,809	—
Cost of shares redeemed	(367,448,911)	—
Repurchase of Common Shares (b)	—	(333,089)
Net increase (decrease) in net assets resulting from shareholder transactions	589,035,041	(333,089)
Total increase (decrease) in net assets	730,094,250	(5,981,024)

NET ASSETS:
Beginning of period	275,226,632	281,207,656
End of period	$1,005,320,882	$275,226,632

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	15,666,039	15,688,201
Shares sold	450,000	—
Shares issued through reorganizations	51,669,624	—
Shares redeemed	(19,600,111)	—
Common Shares repurchased (b)	—	(22,162)
Shares outstanding, end of period	48,185,552	15,666,039

(a)	Results for periods prior to May 3, 2024 are for First Trust Energy Infrastructure Fund (“FIF”). See Note 4 in the Notes to Financial Statements.
(b)
On September 15, 2020, FIF commenced a share repurchase program. For the fiscal year ended November 30, 2023, FIF repurchased 22,162 Common Shares at a weighted-average discount of 13.97% from net asset value per share. FIF’s share repurchase program ended on March 15, 2023.

See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Statement of Cash Flows
For the Year Ended November 30, 2024

Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$195,460,742
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(1,591,239,820)
Sales of investments	1,979,453,179
Proceeds from written options	24,878,728
Amount paid to close written options	(294,001)
Proceeds from merger activity (Note 4) (a)	64,080,348
Net realized gain/loss on investments and written options	(107,465,152)
Net change in unrealized appreciation/depreciation on investments and written options	(76,847,079)
Net change in unrealized appreciation/depreciation on swap contracts	883,578

Changes in assets and liabilities
Decrease in interest receivable	38,712
Increase in dividend reclaims receivable	(347,001)
Increase in dividends receivable	(1,163,375)
Increase in income taxes receivable	(6,468,112)
Increase in prepaid expenses	4,978
Decrease in interest and fees payable on loans	(277,616)
Increase in investment advisory fees payable	599,201
Decrease in audit and tax fees payable	(60,913)
Decrease in legal fees payable	(29,480)
Decrease in shareholder reporting fees payable	(28,451)
Decrease in administrative fees payable	(15,262)
Decrease in custodian fees payable	(11,770)
Decrease in transfer agent fees payable	(3,202)
Decrease in trustees’ fees and expenses payable	(3,643)
Decrease in financial reporting fees payable	(771)
Increase in conversion expense payable	143,876
Increase in other liabilities payable	133,706
Cash provided by operating activities		$481,421,400

Cash flows from financing activities:
Proceeds from shares sold	8,700,143
Cost of shares redeemed	(367,448,911)
Distributions to shareholders from investment operations	(54,401,533)
Cost of closing loans	(70,300,000)
Cash used in financing activities		(483,450,301)
Decrease in cash and cash segregated as collateral for open swap contracts (b)		(2,028,901)
Cash and cash segregated as collateral for open swap contracts at beginning of period		2,028,901
Cash and cash segregated as collateral for open swap contracts at end of period		$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest		$2,047,216

(a) Includes $55,604,203 in cash, $4,559,439 in receivables and other assets, $3,916,706 in accrued expenses and other payables from the reorganizations. (see Note 4).
(b) Includes net change in unrealized appreciation (depreciation) on foreign currency of $(1,040).
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Financial Highlights
For a share outstanding throughout each period

	Year Ended November 30,
	2024(a)	2023(a)	2022(a)	2021(a)	2020(a)
Net asset value, beginning of period	$17.57	$17.92	$14.63	$12.47	$16.84
Income from investment operations:
Net investment income (loss)	0.31 (b)	(0.01) (b)	0.06	0.16	0.03
Net realized and unrealized gain (loss)	4.51	0.72	3.84	2.68	(3.43)
Total from investment operations	4.82	0.71	3.90	2.84	(3.40)
Distributions paid to shareholders from:
Net investment income	(0.44)	—	(0.17)	(0.18)	(0.46)
Net realized gain	(1.09)	(1.06)	(0.37)	—	—
Return of capital	—	—	(0.21)	(0.57)	(0.53)
Total distributions	(1.53)	(1.06)	(0.75)	(0.75)	(0.99)
Common Share repurchases	—	0.00 (c)	0.14	0.07	0.02
Net asset value, end of period	$20.86	$17.57	$17.92	$14.63	$12.47
Total return (d)	29.00%	5.20%	29.10%	24.46%	(19.31)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,005,321	$275,227	$281,208	$243,865	$216,439
Ratio of total expenses to average net assets	1.45% (e)	3.06%	2.03%	1.70%	2.04%
Ratio of total expenses to average net assets excluding interest expense and fees on loans	1.19% (e)	1.47%	1.45%	1.45%	1.52%
Ratio of net investment income (loss) to average net assets	1.64% (e)	(0.09)%	0.36%	0.99%	0.24%
Portfolio turnover rate (f)	114%	66%	60%	73%	80%

Indebtedness
Total Loans Outstanding (in 000’s)	$—	$70,300	$70,300	$62,800	$55,300
Asset coverage per $1,000 indebtedness (g)	$—	$4,915	$5,000	$4,883	$4,914

(a)	Results for periods prior to May 3, 2024 are for First Trust Energy Infrastructure Fund (“FIF”). See Note 4 in the Notes to Financial Statements.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Prior to May 3, 2024, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of
FIF. See Note 4 in the Notes to Financial Statements. The returns presented do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)
Includes costs from FIF for the period December 1, 2023 to May 3, 2024. After FIF reorganized into the Fund, the Fund began charging an annual unitary management fee of 1.10%. See Note 4 in the Notes to Financial Statements.

(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)	Calculated by subtracting the Fund’s total liabilities (not including the loans outstanding) from the Fund’s total assets, and dividing by the outstanding loans balance in 000’s.
See Notes to Financial Statements

Notes to Financial Statements
FT Energy Income Partners Enhanced Income ETF (EIPI)
November 30, 2024

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Energy Income Partners Enhanced Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “EIPI” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
On October 23, 2023, the Board of Trustees of each of First Trust Energy Income and Growth Fund (FEN), First Trust MLP and Energy Income Fund (FEI), First Trust New Opportunities MLP & Energy Fund (FPL), and FIF (the “Target Funds” or each, individually, a “Target Fund”), each a closed-end management investment company managed by First Trust and sub-advised by EIP, approved the reorganization of each respective Target Fund into EIPI.
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund seeks a high level of total return with an emphasis on current distributions paid to shareholders. Under normal market conditions, the Fund will pursue its investment objective by investing primarily in a portfolio of equity securities in the broader energy market (“Energy Companies”), which include companies in the Global Industry Classification Standard (“GICS”) energy sector, companies in the GICS utility sector (excluding water utilities), or companies in any other GICS sectors that derive at least 50% of their revenues or profits from exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, petrochemicals, electricity, coal, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, carbon, carbon dioxide and fugitive methane mitigation and management, as well as electric transmission, distribution, storage and system reliability support (collectively, “energy-related activities”). Energy Companies also include companies providing engineering, consulting and construction services that derive at least 50% of their revenues or profits from energy-related activities, all of which are selected by Energy Income Partners, LLC, the Fund’s sub-advisor (“EIP” or the “Sub-Advisor”). These companies may include publicly-traded master limited partnerships or limited liability companies taxed as partnerships (“MLPs”) and MLP affiliates.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
November 30, 2024
Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Swaps are fair valued utilizing quotations provided by a third-party pricing service or, if the third-party pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
November 30, 2024
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of November 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. The Fund will rely to some extent on information provided by MLPs, which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund’s portfolio.
Distributions received from the Fund’s investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
C. Options Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call (“options”) on all or a portion of the MLPs and common stocks held in the Fund’s portfolio as determined to be appropriate by EIP. The number of options the Fund can write (sell) is limited by the amount of MLPs and common stocks the Fund holds in its portfolio. The Fund will not write (sell) “naked” or uncovered options. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options written, at value” on the Fund’s Statement of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
November 30, 2024
The options that the Fund writes (sells) will either be exercised, expire or be canceled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss and is included in “Net realized gain (loss) on investments” on the Statement of Operations. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund. Gain or loss on options is presented separately as “Net realized gain (loss) on written options contracts” on the Statement of Operations.
The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.
D. Swap Agreements
Prior to May 6, 2024, the Fund held total return equity swap and interest rate swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties (“Counterparties”) on specified dates (settlement dates) where the cash flows are based on agreed upon prices, rates, etc. Payment received or made by the Fund for interest rate swaps are recorded on the Statement of Operations as “Net realized gain (loss) on swap contracts.” When an interest rate swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts, if any, is the premium received or paid. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by a Counterparty, the Fund will seek withdrawal of the collateral and may incur certain costs exercising its rights with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by changes in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The notional amount represents the U.S. dollar value of the contract as of the day of the opening transaction or contract reset. When the Fund enters into a swap agreement, any premium paid is included in “Swap contracts, at value” on the Statement of Assets and Liabilities.
An interest rate swap agreement involves the Fund’s agreement to exchange a stream of interest payments for another party’s stream of cash flows. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
November 30, 2024
E. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

Distributions paid from:	2024
Ordinary income	$44,218,608
Capital gains	—
Return of capital	—
The distributions are for EIPI, which is a new taxable entity, and not that of FIF, the accounting survivor. The footnote disclosures, including distributions, are for EIPI only. The tax character of distributions for FIF paid during the fiscal year ended November 30, 2024 and 2023 were as follows: distributions paid from ordinary income $2,771,496 and $5,317,139, respectively and distributions paid from capital gains $7,411,429 and $11,274,615, respectively.
As of November 30, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$14,806,328
Accumulated capital and other gain (loss)	—
Net unrealized appreciation (depreciation)	129,126,368
G. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year. During the year, FIF incurred $257,000 of excise tax expense.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2024 remains open to federal and state

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
November 30, 2024
audit. As of November 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At November 30, 2024, for federal income tax purposes, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.
During the fiscal year ended November 30, 2024, the Fund utilized $1,836,181 of non-expiring capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended November 30, 2024, the Fund had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended November 30, 2024, the adjustments for the Fund were as follows:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
$16,845,868	$(59,444,046)	$42,598,178
As of November 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$864,386,163	$177,022,796	$(47,894,051)	$129,128,745
H. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3). Prior to its reorganization into the Fund on May 6, 2024, First Trust Energy Infrastructure Fund (“FIF”) paid all expenses directly related to its operations.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Trust, on behalf of the Fund, and First Trust have retained EIP, an affiliate of First Trust, to serve as the Fund’s investment sub-advisor. In this capacity, EIP is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will oversee EIP’s management of the Fund’s assets and will pay EIP for its services as the Fund’s sub-advisor. First Trust will also be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
November 30, 2024
to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	1.10000%
Fund net assets greater than $2.5 billion up to and including $5 billion	1.07250%
Fund net assets greater than $5 billion up to and including $7.5 billion	1.04500%
Fund net assets greater than $7.5 billion up to and including $10 billion	1.01750%
Fund net assets greater than $10 billion	0.99000%
As of May 6, 2024, EIP receives a sub-advisory fee from First Trust equal to 50% of the unitary management fee paid to First Trust less the amount of Fund expenses owed by the Sub-Advisor. The Sub-Advisor’s fees are paid by the Advisor out of the Advisor’s management fee. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to EIP will be reduced to reflect the reduction in the Advisor’s management fee.
Prior to its reorganization into the Fund on May 6, 2024, FIF paid First Trust, as its investment advisor, a monthly fee calculated at an annual rate of 1.00% of FIF’s Managed Assets. EIP, as the sub-advisor, was paid sub-advisory fees equal to 0.50% of the FIF’s Managed Assets. EIP’s fee was paid by the FIF’s investment adviser out of the investment advisor’s management fee.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Prior to May 6, 2024, Computershare, Inc. (“Computershare”) served as FIF’s transfer agent in accordance with certain fee arrangements. As transfer agent, Computershare was responsible for maintaining shareholder records for the Fund. Effective, May 6, 2024, BNY serves as the Fund’s transfer agent.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Reorganizations
As discussed in Note 1, under the terms of the reorganizations, which were tax-free, the assets of each Target Fund were transferred to, and the liabilities of each Target Fund were assumed by, EIPI in exchange for shares of EIPI. The investments held in FEN, FEI, and FPL were deemed sold and realized capital gains and losses were recognized prior to the reorganizations. FIF is the accounting survivor, as a result the cost of investments received from FIF was carried forward to EIPI for U.S. GAAP and tax purposes. The shares of EIPI were then distributed to the Target Funds’ shareholders and the separate existence of the Target Funds ceased. The reorganizations were subject to certain conditions, including that each reorganization was approved on February 29, 2024, by the shareholders of each Target Fund. When the reorganizations occurred, each transaction was based on the relative NAVs of each Target Fund.

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
November 30, 2024
FEI, FPL, and FEN were taxed as c-corps and the income tax receivable on the statement of assets and liabilities relates to taxes incurred from those funds through the reorganization.
The following table summarizes the asset transfers and conversion ratios for the reorganization.

Acquired Fund	Shares Redeemed	Net Assets on May 3, 2024	Accumulated Net Realized Gain (Loss)	Shares Conversion Ratio	Acquiring (Surviving) Fund	Shares Issued	Net Assets on May 3, 2024*
FEN	19,463,721	$314,284,745	$69,012,867	0.880285	EIPI	17,133,622	$287,364,685
FEI	45,228,904	449,381,399	13,520,549	0.541658	EIPI	24,498,598	287,364,685
FPL	23,447,660	184,117,665	(91,066,791)	0.428077	EIPI	10,037,404	287,364,685
* Amount reflects net assets of FIF prior to the reorganization.
The following table summarizes the operations of the Target Funds for the period November 1, 2023 to May 3, 2024 for FEI and FPL, and December 1, 2023 to May 3, 2024 for FEN, the operations of EIPI, the Acquiring (Surviving) Fund, for the year ended November 30, 2024, and the combined Target and Acquiring (Surviving) Funds’ pro-forma results of operations for the year ended November 30, 2024, assuming the reorganizations had been completed on May 3, 2024.
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in EIPI’s Statement of Operations since May 3, 2024. In addition, because the results of operations of FIF for the period December 1, 2023 to May 3, 2024 are included in the results of operations of EIPI, FIF is not presented separately in the following table.

	Net Investment Income	Net Realized and Change in Unrealized Gain (Loss) on Investments	Net Increase (Decrease) from Operations
Target Fund for the period December 1, 2023 to May 3, 2024
FEN	$(489,006)	$21,211,981	$20,722,975
Target Fund for the period November 1, 2023 to May 3, 2024
FEI	(7,947,700)	56,866,881	48,919,181
FPL	(3,661,812)	23,409,867	19,748,055
Acquiring Fund for the fiscal year ended November 30, 2024
EIPI	11,110,809	184,349,933	195,460,742
Combined Total	$(987,709)	$285,838,662	$284,850,953
The reorganizations concluded subsequent to the close of business on May 3, 2024.
5. Purchases and Sales of Securities
For the fiscal year ended November 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $753,122,591 and $818,858,877, respectively.
For the fiscal year ended November 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales were $8,534,373 and $347,915,693, respectively.
6. Borrowings
Prior to April 25, 2024, FIF had a credit agreement with The Bank of Nova Scotia (“Scotia”). The credit agreement provided a secured line of credit for FIF where FIF assets were pledged against advances made to FIF. The maximum commitment amount was $88,000,000. At the option of FIF, the borrowing rate was either (i) the applicable Term SOFR rate plus 95 basis points plus (a) 10 basis points for a loan with a one month interest period, (b) 25 basis points for a loan with a three month interest period, and (c) 40 basis points for a loan with a six month interest period, (ii) Daily Simple SOFR Rate plus 95 basis points plus 11.448 basis points, or (iii) the greatest of (a) the Prime Rate in effect, (b) 2.00% plus the Federal Funds Effective Rate, or (c) 2.00% plus the Daily Simple SOFR. Under the credit agreement, FIF paid a commitment fee, charged on any undrawn amount of the maximum commitment amount, of 0.25% when the loan balance was less than 75% of the maximum commitment or 0.15% in all other events. The credit

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
November 30, 2024
agreement with The Bank of Nova Scotia was terminated on April 25, 2024. There were no borrowings at November 30, 2024 and the credit agreement was terminated prior to the reorganization of FIF into EIPI.
For the period ended April 25, 2024, the average amount outstanding was $67,298,639. The high and low annual interest rates during the period ended April 25, 2024 were 6.42% and 6.37%, respectively, and the average weighted average interest rate was 6.39%.
7. Derivative Transactions
The following table presents the types of derivatives held by the Fund at November 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$25,002,513
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended November 30, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Equity Risk Exposure
Net realized gain (loss) on written options contracts	$11,342,319
Net change in unrealized appreciation (depreciation) on written options contracts	(17,788,418)
Interest Rate Risk Exposure
Net realized gain (loss) on swap contracts	969,218
Net change in unrealized appreciation (depreciation) on swap contracts	(883,578)
During the fiscal year ended November 30, 2024, the premiums for written options contracts opened were $24,878,728 and the premiums for written options contracts closed, exercised and expired were $18,549,963.
The average notional value of interest rate swaps outstanding during the period November 1, 2023 to May 3, 2024, which is indicative of the volume of this derivative type, was $24,519,197. Effective May 6, 2024, the Fund may no longer hold swap agreements.
The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Statement of Assets and Liabilities.
8. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
November 30, 2024
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
9. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before May 1, 2026.
10. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VIII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of FT Energy Income Partners Enhanced Income ETF (the “Fund”), one of the funds constituting the First Trust Exchange-Traded Fund VIII, as of November 30, 2024, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
January 23, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
FT Energy Income Partners Enhanced Income ETF (EIPI)
November 30, 2024 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the fiscal year ended November 30, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the fiscal year ended November 30, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The investment advisory fee and remuneration paid by the Fund and FIF to Independent Trustees of the Fund and FIF during the fiscal year ended November 30, 2024 are included in the Statement of Operations. Effective May 6, 2024, Independent Trustees, officers, and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not Applicable.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including FT Energy Income Partners Enhanced Income ETF (the “Fund”), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2023, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Fund is $473,421. This figure is comprised of $20,826 paid (or to be paid) in fixed compensation and $452,595 paid (or to be paid) in variable compensation. There were a total of 26 beneficiaries of the remuneration described above. Those amounts include $236,496 paid (or to be paid) to senior management of First Trust Advisors L.P. and $236,925 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Fund (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Fund.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.

Other Information (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
November 30, 2024 (Unaudited)
Federal Tax Information
For the taxable year ended November 30, 2024, the following percentages of income dividends paid by the Fund qualify for the dividends received deduction available to corporations and are hereby designated as qualified dividend income:

Dividends Received Deduction	Qualified Dividend Income
7.26%	9.24%

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This statement is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VIII
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	February 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	February 5, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	February 5, 2025

* Print the name and title of each signing officer under his or her signature.